Note 27 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Earnings per share [text block]
Weighted average number of shares – Basic earnings per share

(in number of shares)	2021	2020	2019

Issued shares at the beginning of year (note 25)	12,118,823	10,763,041	10,603,153
Weighted average shares issued	51,462	940,489	138,736
Weighted average number of shares at December 31	12,170,285	11,703,530	10,741,889
Weighted average number of shares - Diluted earnings per share
(in number of shares)	2021	2020	2019

Weighted average at December 31	12,170,285	11,703,530	10,741,889
Effect of dilutive options	6,933	13,173	5,229
Weighted average number of shares (diluted) at December 31	12,177,218	11,716,703	10,747,118
	2021	2020	2019

Profit for the year attributable to owners of the Company (basic and diluted)	18,405	20,780	42,018
Blanket Mine Employee Trust Adjustment	(326)	(485)	(986)
Profit attributable to ordinary shareholders (basic and diluted)	18,079	20,295	41,032
Basic earnings per share - $	1.49	1.73	3.82
Diluted earnings per share - $	1.48	1.73	3.81